IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	$ 849,023	$ 756,150
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 13,270	$ 6,550
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10,440	$ 5,400
Exposure percentage	78.70%	82.40%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 2,770	$ 1,120
Exposure percentage	20.80%	17.10%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 50	$ 20
Exposure percentage	0.40%	0.30%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10	$ 10
Exposure percentage	0.10%	0.20%